As filed with the SEC on September 7, 2023 .	Registration Nos. 333-229276
811-05826
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM	N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 7	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 240	☑

(Check appropriate box or boxes.)

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
(Name and address of agent for service)
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☑ immediately upon filing pursuant to paragraph (b) of rule 485
☐ on (date) pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE:

The Registrant is filing this Post-Effective Amendment No. 7 to Registration Statement No. 333-229276 for the purpose of including in the Registration Statement a supplement containing restated financial statements incorporated by reference and Part C - Other Information. This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 4, filed on April 4, 2023.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated September 7, 2023,
to
Statement of Additional Information dated May 1, 2023,
for
PruLife® Custom Premier, PruLife® Custom Premier II,
Prudential FlexGuard® Life IVUL, VUL Protector®, and PruLife® SVUL Protector® Contracts

This supplement updates and amends certain information contained in the current statement of additional information for your variable life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

This supplement to the statement of additional information updates certain information in the December 31, 2022 financial statements of the Depositor.

The section titled EXPERTS is hereby deleted and replaced with the following.

The financial statements of each of the subaccounts of Pruco Life Variable Universal Account as of the dates presented and for each of the periods indicated therein filed on Form N-VPFS dated April 4, 2023 and the current report of Pruco Life Insurance Company on Form 8-K dated July 14, 2023 are incorporated in this statement of additional information by reference. Such financial statements have been incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Actuarial matters included in this statement of additional information have been examined by Brian Peterfreund, FSA, MAAA, Vice President and Actuary of Prudential.

The section titled FINANCIAL STATEMENTS is hereby deleted and replaced with the following.

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiary, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

The financial statements of the Pruco Life Variable Universal Account are hereby incorporated by reference to Form N-VPFS dated April 4, 2023.

The current report of Pruco Life Insurance Company is hereby incorporated by reference to Form 8-K dated July 14, 2023.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

SAIPRODSUP005
PCP1, PCP2, PCP214, PCP215, PCP219, IVUL, VULP, VULP14, VULP15, VULP18, VULP21, SVULP, SVULP20, SVULP21

OTHER INFORMATION

Item 30. Exhibits

Exhibit Number Description Of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 4)

(b)	Custodian Agreements:
Not applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 5)
(ii)	Broker Dealer Selling Agreement used from 10-2022 to current. (Note 21)
(iii)	Broker Dealer Selling Agreement used from 11-2021 to 10-2022. (Note 20)
(iv)	Broker Dealer Selling Agreement used from 8-2018 to 11-2021. (Note 19)

(d)	Contracts:
(i)	Variable Universal Life Insurance Contract - ICC23-VUL. (To be filed by amendment)
(ii)	Variable Universal Life Insurance Contract - ICC18 VUL-2018. (Note 18)
(iii)	Endorsement for Type C Death Benefit Option – ICC15 PLI 539-2015. (Note 17)
(iv)	Endorsement for Type C Death Benefit Option for use with Rider for Payment of an Additional Amount upon Surrender – ICC15 PLI 539E-2015. (Note 17)
(v)	Rider to Provide Acceleration of Death Benefit – ICC18 VL 145 B6-2018. (Note 18)
(vi)	Rider for Insured's Accidental Death Benefit - VL 110 B-2000. (Note 4)
(vii)	Rider for Level Term Insurance Benefit on Dependent Children - ICC16 VL 182 B-2016. (Note 16)
(viii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - ICC16 VL 184 B-2016. (Note 16)
(ix)	Rider for Payment of an Additional Amount upon Surrender - ICC18 PLI 496-2018. (Note 16)
(x)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - ICC17 VL 100 B-2017. (Note 16)
(xi)	Rider for Settlement Options to Provide Acceleration of Death Benefits - ORD87241-90-P. (Note 4)
(xii)	Rider for Excess Loan Protection - ICC17 PLI 552-2017. (Note 14)
(xiii)	Indexed Account Rider - ICC18 PLI 555-2018. (Note 18)

(e)	Applications:
(i)	Application for Variable Universal Life Insurance Contract. (Note 6)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 18)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 4)
(ii)	By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 4)

(g)	Reinsurance Contracts:
(i)	Agreement between Pruco Life Insurance Company ("Pruco Life") and Prudential. (Note 3)
(ii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 8)

(h)	Participation Agreements:
(i)	Advanced Series Trust (formerly American Skandia Trust) Participation Agreement, as amended June 8, 2005. (Note 2)

(ii)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company ("Pruco Life") and Advanced Series Trust. (Note 8)
(iii)	Participation Agreement between Pruco Life and American Funds. (Note 11)
(iv)	Participation Agreement between Pruco Life and BNY Mellon (formerly Dreyfus). (Note 10)
(v)	Amendment #3 to the Participation Agreement between Pruco Life and BNY Mellon. (Note 15)
(vi)	Amendment #4 to the Participation Agreement between Pruco Life and BNY Mellon. (Note 15)
(vii)	Amendment #5 to the Participation Agreement between Pruco Life and BNY Mellon. (Note 15)
(viii)	Amendment #6 to the Participation Agreement between Pruco Life and BNY Mellon. (Note 12)
(ix)	Participation Agreement between Pruco Life and Calvert. (Note 16)
(x)	Participation Agreement between Pruco Life and ClearBridge. (To be filed by amendment)
(xi)	Participation Agreement between Pruco Life and Fidelity. (Note 11)
(xii)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity. (Note 11)
(xiii)	Amendment #2 to the Participation Agreement between Pruco Life and Fidelity. (Note 15)
(xiv)	Participation Agreement between Pruco Life and Franklin Templeton. (To be filed by amendment)
(xv)	Participation Agreement between Pruco Life and Janus (Note 10)
(xvi)	Amendment #3 to the Participation Agreement between Pruco Life and Janus (Note 12)
(xvii)	Amendment #4 to the Participation Agreement between Pruco Life and Janus (Note 15)
(xviii)	Participation Agreement between Pruco Life and MFS. (Note 10)
(xix)	Amendment #7 to the Participation Agreement between Pruco Life and MFS. (Note 11)
(xx)	Participation Agreement between Pruco Life and Neuberger Berman. (Note 10)
(xxi)	Amendment No. 1 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 12)
(xxii)	Amendment No. 2 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 15)
(xxiii)	Participation Agreement between Pruco Life and Northern Lights. (Note 7)
(xxiv)	Amendment #2 to the Participation Agreement between Pruco Life and Northern Lights. (Note 9)
(xxv)	Participation Agreement between Pruco Life and The Prudential Series Fund. (Note 15)
(xxvi)	Participation Agreement between Pruco Life and T. Rowe Price. (To be filed by amendment)
(xxvii)	Participation Agreement between Pruco Life and Western Asset. (To be filed by amendment)
(xxviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Advanced Series Trust. (Note 14)
(xxix)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and American Funds. (Note 15)
(xxx)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and BNY Mellon (formerly Dreyfus). (Note 14)
(xxxi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and ClearBridge. (To be filed by amendment)
(xxxii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Franklin Templeton. (To be filed by amendment)
(xxxiii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Janus (Note 15)
(xxxiv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and MFS. (Note 14)
(xxxv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Neuberger Berman. (Note 15)
(xxxvi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and The Prudential Series Fund. (Note 14)
(xxxvii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and T. Rowe Price. (To be filed by amendment)
(xxxviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Western Asset. (To be filed by amendment)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 6)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 9)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 13)
(iv)	Service Agreement between Prudential and Fidelity Information Services. (To be filed by amendment)

(j)	Other Material Contracts:
Not applicable.

(k)	Legal Opinion:

Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered. (Note 21)

(l)	Actuarial Opinion:
Not applicable.

(m)	Calculation:
Not applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: Robert E. Boyle, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Salene Hitchcock-Gear, Dylan J. Tyson. (Note 1)

(o)	Omitted Financial Statements:
Not applicable.

(p)	Initial Capital Agreements:
Not applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 21)

(r)	Form of Initial Summary Prospectuses:
Not applicable.

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6, Registration No. 333-112808, filed August 12, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6, Registration No. 333-109284, filed April 20, 2006, on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Form N-6, Registration No. 333-158634, filed April 20, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6, Registration No. 333-158634, filed April 14, 2010, on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6, Registration No. 333-158634, filed April 12, 2011, on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6, Registration No. 333-158634, filed April 23, 2012, on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6, Registration No. 333-158634, filed April 15, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6, Registration No. 333-158634, filed February 6, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6, Registration No. 333-112808, filed April 18, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6, Registration No. 333-112808, filed June 28, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-6, Registration No. 333-112808, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6, Registration No. 333-158634, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.

(Note 14)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-215544, filed June 16, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 40 to Form N-6, Registration No. 333-112808, filed April 6, 2018, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-225953, filed September 14, 2018, on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed April 22, 2019, on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 7, 2020, on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed April 5, 2022, on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement, filed April 4, 2023, on behalf of the Pruco Life Variable Universal Account.

Item 31. Directors And Officers Of Pruco Life Insurance Company (Depositor)

The directors and officers of Pruco Life Insurance Company ("Pruco Life"), listed with their principal occupations, are shown below.

Name and Principal Business Address	Position and Offices with Pruco Life
KENYATTA BOLDEN (Note 6)	Chief Compliance Officer
ROBERT E. BOYLE (Note 1)	Director, Vice President, Chief Accounting Officer, and Chief Financial Officer
TODD BRYDEN (Note 2)	Chief Actuary and Senior Vice President
MARKUS COOMBS (Note 3)	Director and Vice President
WILLIAM J. EVERS (Note 3)	Vice President and Corporate Counsel
ALAN M. FINKELSTEIN (Note 4)	Director and Treasure
SCOTT E. GAUL (Note 5)	Director and Vice President
SALENE HITCHCOCK-GEAR (Note 3)	Director
MICHAEL A. PIGNATELLA (Note 2)	Vice President, Chief Legal Officer, and Secretary
JORDAN K. THOMSEN (Note 3)	Vice President and Corporate Counsel
DYLAN J. TYSON (Note 5)	Director, President, and Chief Executive Officer

(Note 1) 655 Broad Street, Newark, NJ 07102
(Note 2) 280 Trumbull Street, Hartford, CT 06103
(Note 3) 213 Washington Street, Newark, NJ 07102
(Note 4) 751 Broad Street, Newark, NJ 07102
(Note 5) 1 Corporate Drive, Shelton, CT 06484
(Note 6) 701 San Marco Boulevard, Jacksonville, FL 32207

Item 32. Persons Controlled By Or Under Common Control With the Depositor Or the Registrant

Pruco Life Insurance Company, a life insurance company organized under the laws of Arizona, is a direct wholly owned subsidiary of The Prudential Insurance Company of America and an indirect wholly owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 33. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco Life"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 20, 2009, as exhibit Item 26. (f)(ii) to Form N-6, Registration No. 333-158634, on behalf of the Pruco Life Variable Universal Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a) Other Activity:
Pruco Securities, LLC ("Pruco Securities"), an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003, under New Jersey law, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life Variable Insurance Account
•Pruco Life PRUvider Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•Pruco Life of New Jersey Variable Insurance Account
•The Prudential Variable Appreciable Account
•Separate Account VL I of Talcott Resolution Life Insurance Company
•Separate Account VL II of Talcott Resolution Life Insurance Company
•Separate Account One of Talcott Resolution Life Insurance Company
•Separate Account Five of Talcott Resolution Life Insurance Company
•Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company
•Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company
•Separate Account Five of Talcott Resolution Life & Annuity Insurance Company
•Union Security Insurance Company Variable Account C

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b) Management:

Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address	Position and Office with Pruco Securities
Robert Begun (Note 1)	President, Manager, Principal Operations Officer

Moira M. Buckley (Note 3)	Manager
John M. Cafiero (Note 2)	Assistant Secretary
David Camuzo (Note 1)	Secretary
Susanna Davi (Note 2)	Assistant Treasurer
Dexter M. Feliciano (Note 1)	Vice President, Chief Operating Officer, Manager
Kelly Florio (Note 2)	Anti-Money Laundering Officer
Anthony M. Fontano (Note 1)	Vice President, Manager
Jennifer H. Gascho (Note 2)	Assistant Controller
Peter C. Gayle (Note 1)	Vice President, Manager
Bradford O. Hearn (Note 1)	Chairman, Manager
Patrick L. Hynes (Note 1)	Manager
Yoo J. Kim (Note 2)	Assistant Controller
Milton T. Landes (Note 1)	Vice President
Conway Lee (Note 1)	Chief Compliance Officer
Tina Lloyd (Note 1)	Assistant Secretary
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Juzer Mohammedshah (Note 1)	Treasurer
Julia E. Moran (Note 1)	Chief Legal Officer, Assistant Secretary
Maggie Palen (Note 2)	Assistant Secretary
Robert P. Smit (Note 2)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer
Jordan K. Thomsen (Note 1)	Assistant Secretary
Dianne Trinkle (Note 2)	Assistant Controller

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) 1124 NW Couch Street, Portland, OR 97209

(c) Compensation From the Registrant:

Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $3,890,506 in 2022, $4,092,005 in 2021, and $3,347,257 in 2020. Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $434,967,961, which represents Pruco Securities’ total 2022 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Commissions and other compensation received from the registrant during the last fiscal year with respect to variable life insurance products.
Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Redemption	Brokerage Commission**	Other Compensation
Pruco Securities	$131,014,945	$0	$303,953,016	$0
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.
Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 35. Location Of Accounts And Records

Provided in most recent report on Form N-CEN.

Item 36. Management Services

Not Applicable.

Item 37. Fee Representation

Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 7th day of September, 2023.

Pruco Life Variable Universal Account
(Registrant)
By: /s/ Christopher J. Madin
Christopher J. Madin Vice President and Corporate Counsel

Pruco Life Insurance Company
(Depositor)
By: /s/ Christopher J. Madin
Christopher J. Madin Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 7th day of September, 2023.

Signature and Title

/s/ *
Robert E. Boyle
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Alan M. Finkelstein
Director and Treasure
	*By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Scott E. Gaul		(Attorney-in-Fact)
Director, Vice President

/s/ *
Salene Hitchcock-Gear
Director

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer